Significant Components of Deferred Tax Assets and Liabilities (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Deferred tax assets
Accrued pension and severance costs	$ 2,883	¥ 236,978		¥ 226,093
Accrued expenses and liabilities for quality assurances	4,502	369,985		395,513
Other accrued employees' compensation	1,293	106,265		103,020
Operating loss carryforwards for tax purposes	4,112	337,992		296,731
Tax credit carryforwards	1,319	108,426		127,289
Property, plant and equipment and other assets	1,800	147,906		176,229
Other	3,613	296,934		277,449
Gross deferred tax assets	19,522	1,604,486		1,602,324
Less - Valuation allowance	(3,763)	(309,268)	(3,415)	(280,685)	(239,269)	(208,627)
Total deferred tax assets	15,759	1,295,218		1,321,639
Deferred tax liabilities
Unrealized gains on securities	(2,561)	(210,475)		(146,874)
Undistributed earnings of foreign subsidiaries	(336)	(27,581)		(26,783)
Undistributed earnings of affiliates accounted for by the equity method	(6,141)	(504,776)		(578,756)
Basis difference of acquired assets	(415)	(34,120)		(38,351)
Lease transactions	(7,018)	(576,809)		(556,349)
Other	(666)	(54,749)		(74,839)
Gross deferred tax liabilities	(17,137)	(1,408,510)		(1,421,952)
Net deferred tax liability	$ (1,378)	¥ (113,292)		¥ (100,313)